Annual Fund Operating Expenses - The Hartford Healthcare Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.27%
Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual fund operating expenses	2.04%
Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual fund operating expenses	0.99%
Class R3
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.25%
Total annual fund operating expenses	1.60%
Class R4
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual fund operating expenses	1.30%
Class R5
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	1.00%
Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.90%
Class Y
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	1.00%
Class F
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.90%